UNITED STATES
                              SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549
                                           FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2009

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Paradigm Advisors, LLC
Address:    200 Crescent Court, Suite 1150
            Dallas, TX 75201

Form 13F File Number:  028-13285
                    ------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:       William Dunk
Title:      Member
Phone:      (214) 756-6065

Signature, Place, and Date of Signing:


    /s/  William Dunk                   Dallas, TX           August 14, 2009
         (Signature]                   [City, State]             [Date]

Trafelet & Company, LLC serves as general partner of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            21

Form 13F Information Table Value Total:       $ 63,950 (thousands)

List of Other Included Managers:               None





                                               FORM 13F INFORMATION TABLE
                                            2ND QUARTER ENDING JUNE 30, 2009
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
COLUMN 1                     COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
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                                                                                                               VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP    VALUE     SHRS OR     SH/  PUT/ INVESTMENT    OTHER      SOLE   SHARED  NONE
                                                      (X$1000)   PRN AMT     PRN CALL  DISCRETION  MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE EQ IN COM            015271109  3,579     100,000     SH  PUT   SOLE                      100,000
AQUA AMERICA INC             COM            03836W103  1,342      75,000     SH        SOLE                       75,000
AQUA AMERICA INC             COM            03836W103  1,342      75,000     SH  PUT   SOLE                       75,000
BUNGE LIMITED                COM            G16962105  4,820      80,000     SH  PUT   SOLE                       80,000
CAPITAL ONE FINL CORP        COM            14040H105  3,063     140,000     SH  PUT   SOLE                      140,000
COMCAST CORP NEW             COM            20030N101  1,173      81,100     SH        SOLE                       81,100
CORINTHIAN COLLEGES INC      COM            218868107  2,032     120,000     SH  PUT   SOLE                      120,000
GENERAL ELECTRIC CO          COM            369604103  1,406     120,000     SH  PUT   SOLE                      120,000
GREEN MTN COFFEE ROASTERS IN COM            393122106  4,730      80,000     SH  PUT   SOLE                       80,000
HANSEN NATURAL CORP          COM            411310105  3,086     100,000     SH  PUT   SOLE                      100,000
HARLEY DAVIDSON INC          COM            412822108  1,621     100,000     SH  PUT   SOLE                      100,000
HOME DEPOT INC               COM            437076102  5,272     223,100     SH        SOLE                      223,100
LINDSAY CORP                 COM            535555106  3,972     120,000     SH  PUT   SOLE                      120,000
MCAFEE INC                   COM            579064106  4,219     100,000     SH  PUT   SOLE                      100,000
MOLSON COORS BREWING CO      COM            60871R209  4,991     117,900     SH        SOLE                      117,900
MONSTER WORLDWIDE INC        COM            611742107    827      70,000     SH  PUT   SOLE                       70,000
MONSTER WORLDWIDE INC        COM            611742107    827      70,000     SH  PUT   SOLE                       70,000
OMNITURE INC                 COM            68212S109  1,758     140,000     SH  PUT   SOLE                      140,000
VISTAPRINT LIMITED           COM            G93762204  4,265     100,000     SH  PUT   SOLE                      100,000
WAL MART STORES INC          COM            931142103  5,624     116,100     SH        SOLE                      116,100
YUM BRANDS INC               COM            988498101  4,001     120,000     SH  PUT   SOLE                      120,000


